FINANCIAL RISK MANAGEMENT, Fair Value Measurement Hierarchy and Estimates (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets at fair value [Abstract]
Other current financial assets at fair value through profit or loss	$ 220,229	$ 55,508
Other non-current financial assets at fair value through profit or loss	0	142,872
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	6,177,537	5,016,836
2014 Note [Member]
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	3,607,665	3,067,353
Fair Value	3,833,046	3,275,135
Fair Value [member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	1,327,974	901,680
Other current financial assets at fair value through profit or loss		55,508
Other non-current financial assets at fair value through profit or loss	220,229	142,872
Total	1,548,203	1,100,060
Fair Value [member] | Level 1 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	1,327,974	901,680
Other current financial assets at fair value through profit or loss		55,508
Other non-current financial assets at fair value through profit or loss	220,229	142,872
Total	1,548,203	1,100,060
Fair Value [member] | Level 2 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Other current financial assets at fair value through profit or loss		0
Other non-current financial assets at fair value through profit or loss	0	0
Total	0	0
Fair Value [member] | Level 3 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Other current financial assets at fair value through profit or loss		0
Other non-current financial assets at fair value through profit or loss	0	0
Total	$ 0	$ 0